SUPPLEMENT DATED JULY 1, 2004
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2004
                                       FOR
    PERSPECTIVE INVESTOR(SM) FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

                      JACKSON NATIONAL SEPARATE ACCOUNT IV

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

On page seven in response to question 13: "CAN I CANCEL MY POLICY?" and on page 41 under "RIGHT TO EXAMINE THE POLICY," please add these sentences to the end of the paragraph:

In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the right to examine the policy period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your right to examine the policy rights will depend on the laws of the state in which you purchased the Policy.

On page 15 of the Fee Table, please notice that the Fund Annual Expenses of the JNL/Alger Growth Fund are now less because of an advisory fee reduction, effective July 1, 2004:



                                             MGMT.           ESTIMATED
                                              AND          DISTRIBUTION                    TOTAL ANNUAL
                                             ADMIN.           (12B-1)         OTHER         PORTFOLIO
                                             FEES*            FEES**       EXPENSES***       EXPENSES
--------------------------------------- ----------------- ---------------- ------------- -----------------
JNL/Alger Growth Fund                        0.80%             0.07%            0%            0.87%

The text of the footnotes that correspond to the asterisks is unchanged.

Within "TRANSFERS AUTHORIZED BY TELEPHONE OR THE INTERNET," beginning on page 22, please replace the first sentence of the fifth paragraph with:

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.

(To be used with VC5825 05/04.)
                                                                      V5850 7/04